Leases - Supplemental balance sheet information related to operating leases (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020	Oct. 01, 2019
Supplemental balance sheet information related to operating leases
Operating lease right-of-use assets, net	$ 776,665	$ 278,396	$ 300,000
Operating lease liabilities, current	155,532	94,516
Operating lease liabilities, non-current	605,793	154,372
Total operating lease liabilities	$ 761,325	$ 248,888	$ 300,000